Financial instruments and financial risk management - Analysis of the contractual maturities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	$ 7,203,060	$ 4,037,571
Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	921,119	373,889
More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	627,235	125,652
Trade payables. | Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	1,249,861	1,001,773
Accrued liabilities | Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	4,817,820	2,179,134
Due to related parties | Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	743,100	280,432
Lease liabilities | Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	392,279	576,232
Lease liabilities | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	867,757	373,889
Lease liabilities | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	627,235	$ 125,652
DSU liabilities | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	$ 53,362